VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,412,665	$ 405,080	$ 262,368
Restricted cash	92,863	279,742
Real estate inventory, net	465,936	1,312,369
TOTAL ASSETS	2,175,582	2,231,684
Liabilities
Total liabilities	575,575	1,583,285
Variable interest entities ("VIEs")
Assets
Cash and cash equivalents	15,849	86,526
Restricted cash	81,408	268,368
Real estate inventory, net	460,680	1,312,194
Other	6,729	11,995
TOTAL ASSETS	564,666	1,692,881
Liabilities
Credit facilities	474,640	221,929
Other	3,394	14,983
Total liabilities	$ 478,034	$ 1,279,896